Commitments and Contingencies (Details)					1 Months Ended				9 Months Ended	12 Months Ended
	Sep. 02, 2022 USD ($)	Jul. 28, 2022	Apr. 19, 2022	Apr. 05, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($)	Aug. 16, 2022	Jul. 28, 2022 USD ($)	Apr. 19, 2022 USD ($)	Sep. 30, 2023 USD ($) m²	Dec. 31, 2022 USD ($) m² shares	Dec. 31, 2021 USD ($)	Oct. 11, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 24, 2022 shares	May 31, 2022 USD ($)	May 01, 2022	Dec. 14, 2021 shares	Dec. 03, 2021 shares	Nov. 29, 2021 shares
Commitments and Contingencies (Details) [Line Items]
Seeking damages					$ 161,000
Punitive damages					500,000
Purchase agreements															$ 920,000
Enforce payment	$ 415,000
Legal fees	5,000
Negotiating liability	$ 420,000
Accrued expenses									$ 415,000
Tax percentage										15.00%
Excise tax on net repurchases percentage						1.00%			1.00%
Headquarters consists length (in Square Meters) | m²									8,000	8,000
Lease term																7 years
Total lease amount							$ 181,299	$ 72,064	$ 2,977,483	$ 3,502,033
Lease agreements, description		On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131.	On April 19, 2022, the Company signed a 2-year lease for approximately 2,252 square feet of office space at 1 Westmount Square, Westmount, Qc H3Z2P9						On September 9, 2021, the Company signed a 1-year lease for approximately 3,200 square feet at 648 Broadway, Suite 200, New York, NY 10012. Monthly rent under the lease was $12,955 for the leasing period.	On September 9, 2021, the Company signed a 1-year lease for approximately 3,200 square feet at 648 Broadway, Suite 200, New York, NY 10012. Monthly rent under the lease was $12,955 for the leasing period.
Stockholders’ equity requirement, description	On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed.								On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed.
Annual salary												$ 30,000
Restricted common stock (in Shares) | shares				185,000						44,894				50,000			452	429	246,676
Aggregate amount										$ 475,000			$ 475,000
Incurred amount					$ 161,000
Rent expense										590,100	$ 216,845
April 19, 2022 [Member]
Commitments and Contingencies (Details) [Line Items]
Lease agreements, description									On April 19, 2022, the Company signed a 2-year lease for approximately 2,252 square feet of office space at 1 Westmount Square, Westmount, Qc H3Z2P9
Impaired asset										63,472
July 28, 2022 [Member]
Commitments and Contingencies (Details) [Line Items]
Lease agreements, description									On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave.
Impaired asset										$ 101,623
Jeremy Frommer, Executive Chairman [Member]
Commitments and Contingencies (Details) [Line Items]
Signing award				$ 80,000
Annual salary				$ 420,000
Options (in Shares) | shares				121,000
Strike price (in Dollars per share) | $ / shares				$ 1.75
Restricted common stock (in Shares) | shares				50,000
Laurie Weisberg, Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary				$ 475,000
Options (in Shares) | shares				121,000
Strike price (in Dollars per share) | $ / shares				$ 1.75
Restricted common stock (in Shares) | shares				50,000
Justin Maury, Chief Operating Officer & President [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary				$ 475,000
Options (in Shares) | shares				81,000
Strike price (in Dollars per share) | $ / shares				$ 1.75
Restricted common stock (in Shares) | shares				50,000
Chelsea Pullano, Chief Financial Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary				$ 250,000
Options (in Shares) | shares				37,000
Strike price (in Dollars per share) | $ / shares				$ 1.75
Restricted common stock (in Shares) | shares				35,000